BetaBuilders U.S. Mid Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® US MARKET INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.46%	14.23%	18.20%
MORNINGSTAR® US MID CAP TARGET MARKET EXPOSURE EXTENDED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.25%	7.66%		15.36%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.14%	7.62%		15.30%
Performance Inception Date	Apr. 14, 2020
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.75%	7.24%		14.89%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	5.89%		12.33%